UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-5440

MFS INTERMEDIATE INCOME TRUST
(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)
Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116

(Name and address of agents for service)
Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Intermediate Income Trust

MFS℠ INVESTMENT MANAGEMENT®

MFS Intermediate Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Issuer		Shares/Par	Value ($)

Bonds – 93.6%

Agency - Other – 0.1%

Small Business Administration, 7.64%, 2010		$1,083,546	$1,150,983

Asset Backed & Securitized – 1.3%

Commercial Mortgage Acceptance Corp., FRN, 1.141%, 2030(i)		$78,734,105	$2,439,096

Falcon Franchise Loan LLC, FRN, 3.0686%, 2023(a)(i)		14,372,838	1,673,778

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3646%, 2043		4,380,726	4,390,230

Multi-Family Capital Access One, Inc., 6.65%, 2024		2,360,652	2,429,965

			$10,933,069

Banks & Credit Companies – 0.1%

SG Capital Trust I, 7.875% to 2010, FRN to 2049	EUR	375,000	$528,498

Emerging Market Quasi-Sovereign – 0.5%

Petroleos Mexicanos, 9.375%, 2008		$2,318,000	$2,555,595

Petronas Capital Ltd., 7.875%, 2022		1,158,000	1,422,855

			$3,978,450

Emerging Market Sovereign – 2.3%

Federal Republic of Brazil, 8%, 2018		$183,000	$200,110

Republic of Chile, FRN, 5.06%, 2008		2,321,000	2,331,445

Republic of Panama, 9.375%, 2029		1,486,000	1,924,370

Republic of South Africa, 9.125%, 2009		1,935,000	2,162,363

Russian Federation, 3%, 2008		3,277,000	3,115,444

State of Israel, 5.125%, 2014		5,000,000	4,886,484

State of Qatar, 9.75%, 2030		975,000	1,489,313

United Mexican States, 8.125%, 2019		2,205,000	2,690,100

United Mexican States, 8.3%, 2031		279,000	351,540

			$19,151,169

International Market Quasi-Sovereign – 4.8%

KfW Bankengruppe, 2.375%, 2006		$4,120,000	$4,052,992

KfW Bankengruppe, FRN, 2.328%, 2007	EUR	5,408,000	6,577,191

KfW Bankengruppe, 3.25%, 2007		$4,200,000	4,107,604

KfW Bankengruppe, 4.625%, 2008		3,525,000	3,512,095

Landesbank Baden-Wurttemberg, FRN, 2.321%, 2007	EUR	1,670,000	2,032,856

Landesbank Baden-Wurttemberg, FRN, 2.463%, 2007	EUR	3,150,000	3,835,023

Landesbank Baden-Wurttemberg, FRN, 2.508%, 2007	EUR	1,791,000	2,180,081

Landesbank Baden-Wurttemberg, 5.125%, 2007		$7,700,000	7,718,326

Province of Ontario, 4.75%, 2016		6,000,000	5,906,868

			$39,923,036

International Market Sovereign – 22.8%

Federal Republic of Germany, 3.5%, 2008	EUR	4,797,000	$5,905,800

Federal Republic of Germany, 3.75%, 2015	EUR	15,221,000	18,953,208

Government of Australia, 6.25%, 2015	AUD	1,014,000	816,260

Government of Canada, 4.5%, 2015	CAD	2,319,000	2,078,186

Government of New Zealand, 6.5%, 2013	NZD	20,502,000	14,595,825

Government of New Zealand, 6%, 2015	NZD	4,512,000	3,128,601

Government of New Zealand, 6%, 2017	NZD	3,179,000	2,209,515

Kingdom of Netherlands, 5.75%, 2007	EUR	7,197,000	9,027,177

Kingdom of Netherlands, 3.75%, 2009	EUR	8,510,000	10,569,489

Kingdom of Spain, 6%, 2008	EUR	7,955,000	10,233,845

Kingdom of Spain, 5.35%, 2011	EUR	4,745,000	6,384,726

Republic of Austria, 5.5%, 2007	EUR	8,384,000	10,638,003

Republic of Finland, 5.375%, 2013	EUR	13,674,000	18,810,406

Republic of France, 4.75%, 2007	EUR	7,746,000	9,672,467

Republic of France, 4.75%, 2012	EUR	8,214,000	10,839,841

			1

MFS Intermediate Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)

Bonds – continued

International Market Sovereign – continued

Republic of Ireland, 4.25%, 2007	EUR	7,214,000	$8,973,054

Republic of Ireland, 4.6%, 2016	EUR	8,337,000	11,102,373

United Kingdom Treasury, 5.75%, 2009	GBP	9,520,000	17,846,349

United Kingdom Treasury, 8%, 2015	GBP	7,942,000	18,597,209

			$190,382,334

Mortgage Backed – 24.2%

Fannie Mae, 5.669%, 2006		$6,602,954	$6,585,413

Fannie Mae, 7.027%, 2007		2,377,307	2,420,065

Fannie Mae, 6.022%, 2010		6,800,000	7,089,116

Fannie Mae, 4.557%, 2011		9,015,422	8,848,510

Fannie Mae, 4.845%, 2013		2,118,642	2,082,782

Fannie Mae, 4.667%, 2014		4,720,321	4,588,464

Fannie Mae, 4.846%, 2014		4,177,293	4,103,760

Fannie Mae, 5.412%, 2014		2,049,703	2,104,396

Fannie Mae, 4.62%, 2015		986,416	952,085

Fannie Mae, 4.925%, 2015		2,199,730	2,168,923

Fannie Mae, 6%, 2016 - 2034		17,842,526	18,066,170

Fannie Mae, 5.5%, 2017 - 2035		27,395,765	27,309,673

Fannie Mae, 5%, 2018 - 2019		7,602,496	7,523,665

Fannie Mae, 4.5%, 2019		11,616,845	11,307,123

Fannie Mae, 6.5%, 2031		8,353,669	8,581,905

Freddie Mac, 4.125%, 2010		18,994,000	18,467,486

Freddie Mac, 5.5%, 2017 - 2020		16,593,185	16,688,428

Freddie Mac, 6%, 2017 - 2034		2,631,965	2,680,239

Freddie Mac, 5%, 2019 - 2025		38,621,526	38,321,130

Freddie Mac, 3%, 2021		4,700,000	4,589,576

Ginnie Mae, 6.5%, 2028		3,060,995	3,207,613

Ginnie Mae, 6%, 2033		3,527,211	3,620,051

			$201,306,573

Oil Services – 0.0%

Petroleum Export Peloil, 5.265%, 2011(a)		$309,000	$305,385

Supranational – 0.3%

Central American Bank, 4.875%, 2012(a)		$3,000,000	$2,889,072

U.S. Government Agencies – 18.5%

Aid to Egypt, 4.45%, 2015		$3,963,000	$3,848,073

Fannie Mae, 4.75%, 2007		4,000,000	3,993,776

Fannie Mae, 6.625%, 2007		5,000,000	5,147,285

Fannie Mae, 3.375%, 2008		17,000,000	16,368,654

Fannie Mae, 3.875%, 2008		12,900,000	12,563,052

Fannie Mae, 6%, 2008		10,000,000	10,261,630

Fannie Mae, 4.25%, 2009		5,000,000	4,918,860

Federal Home Loan Bank, 2.25%, 2006		10,415,000	10,343,678

Freddie Mac, 4.25%, 2009		7,000,000	6,875,274

Freddie Mac, 6.875%, 2010		6,337,000	6,868,693

Freddie Mac, 5.125%, 2012		27,600,000	27,993,521

Small Business Administration, 5.34%, 2021		6,798,935	6,900,653

Small Business Administration, 6.34%, 2021		2,833,394	2,968,259

Small Business Administration, 6.35%, 2021		3,838,568	4,020,977

Small Business Administration, 6.44%, 2021		2,514,069	2,638,008

Small Business Administration, 6.625%, 2021		3,019,343	3,202,051

Small Business Administration, 4.93%, 2024		2,611,362	2,586,267

Small Business Administration, 5.36%, 2025		2,755,000	2,783,972

			2

MFS Intermediate Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer			Shares/Par	Value ($)

Bonds – continued

U.S. Government Agencies – continued

Small Business Administration, 5.39%, 2025			$2,020,000	$2,044,238

U.S. Department of Housing & Urban Development, 5.53%, 2008			11,000,000	11,189,662

U.S. Department of Housing & Urban Development, 7.198%, 2009			6,000,000	6,452,538

				$153,969,121

U.S. Treasury Obligations – 18.3%

U.S. Treasury Bonds, 13.875%, 2011			$25,500,000	$26,167,386

U.S. Treasury Bonds, 10.375%, 2012			29,100,000	31,972,490

U.S. Treasury Bonds, 12%, 2013			30,000,000	35,343,750

U.S. Treasury Notes, 6.125%, 2007			5,000,000	5,116,015

U.S. Treasury Notes, 6.5%, 2010			4,500,000	4,825,899

U.S. Treasury Notes, 4.875%, 2012			5,000,000	5,091,600

U.S. Treasury Notes, 4.25%, 2013			40,000,000	39,236,710

U.S. Treasury Notes, 4.75%, 2014			4,700,000	4,764,992

				$152,518,842

Utilities - Electric Power – 0.4%

HQI Transelec Chile S.A., 7.875%, 2011			$2,926,000	$3,210,761

Total Bonds				$780,247,293

Short-Term Obligations – 5.4%

CRC Funding LLC, 4.48%, due 2/01/06(y)(t)			$15,234,000	$15,234,000

Sheffield Receivables Corp., 4.48%, due 2/01/06(y)(t)			30,245,000	30,245,000

Total Short-Term Obligations				$45,479,000

Repurchase Agreement – 0.4%

Morgan Stanley, 4.44%, dated 1/31/06, due 2/01/06, total to be received $3,078,380
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account)			$3,078,000	$3,078,000

Total Investments				$828,804,293

Other Assets, Less Liabilities – 0.6%				4,861,739

Net Assets – 100.0%				$833,666,032

(a)	SEC Rule 144A restriction.
(y)	The rate shown represents an annualized yield at time of purchase.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the
	notional principal and does not reflect the cost of the security.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
	Act of 1933.
The following abbreviation is used in the Portfolio of Investments and is defined:
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
	AUD	Australian Dollar
	CAD	Canadian Dollar
	DKK	Danish Krone
	EUR	Euro
	GBP	British Pound
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	SEK	Swedish Krona
See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
				3

MFS Intermediate Income Trust
Supplemental Schedules (Unaudited) 01/31/2006
(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:
Aggregate Cost				$870,729,650
Gross unrealized appreciation				$3,406,712
Gross unrealized depreciation				(45,332,069)
	Net unrealized appreciation (depreciation)			$(41,925,357)

Aggregate cost includes prior fiscal year end tax adjustments.
(2) Financial Instruments
Forward Foreign Currency Exchange Contracts
Sales and Purchases in the table below are reported by currency.
					Net Unrealized
	Contracts to			Contracts	Appreciation
	Deliver/Receive	Settlement Date	In Exchange For	at Value	(Depreciation)

Sales
AUD	2,013,845	2/6/06-2/7/06	$1,495,130	$1,523,122	$(27,992)
EUR	153,071,712	2/13/06-3/27/06	180,046,202	186,582,491	(6,536,289)
GBP	20,401,821	3/30/06	36,401,134	36,395,605	5,529
NZD	43,712,607	2/7/06	30,940,801	29,947,974	992,827
			$248,883,267	$254,449,192	$(5,565,925)

Purchases
AUD	4,777,272	2/7/06	$3,577,572	$3,613,104	$35,532
CAD	2,664,311	3/17/06-3/20/06	2,298,644	2,335,913	37,269
DKK	733,546	3/13/06	119,665	119,927	262
EUR	11,172,582	2/13/06-3/20/06	13,445,544	13,622,154	176,610
NOK	13,144,827	3/13/06	1,987,771	1,983,029	(4,742)
NZD	6,318,218	2/7/06	4,302,707	4,328,679	25,972
SEK	1,631,962	2/13/06	205,454	215,253	9,799
			$25,937,357	$26,218,059	$280,702

At January 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $393,324 with Merrill Lynch International.
At January 31, 2006, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2006, are as follows

United States	68.6%
Germany	7.1%
Great Britain	4.4%
France	2.6%
Ireland	2.5%
Netherlands	2.4%
New Zealand	2.4%
Finland	2.3%
Spain	2.0%
Other	5.7%

MFS Investment Management®

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange
      Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17
CFR 270.30a -2): Attached hereto.

                                                                 Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the
Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                                             SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*   MARIA F. DWYER
                                         Maria F. Dwyer, President

Date: March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  MARIA F. DWYER
                                        Maria F. Dwyer, President (Principal Executive Officer)

Date: March 24, 2006

By (Signature and Title)*  TRACY ATKINSON
                                        Tracy Atkinson, Treasurer (Principal Financial Officer and
                                        Accounting Officer)

Date: March 24, 2006

* Print name and title of each signing officer under his or her signature.